Accounts Receivable	12 Months Ended
Apr. 30, 2014
Accounts Receivable [Abstract]
Accounts Receivable

Note 3. Accounts Receivable

Accounts receivable consisted of the following at April 30, 2014 and April 30, 2013:

	April 30,	April 30,
	2014	2013

Accounts receivable	$871,427	$437,323
Less: Allowance for doubtful accounts	(221,537)	(72,535)
Accounts receivable, net	$649,890	$364,788

Bad debt expense for the years ended April 30, 2014, and December 31, 2012, and four months ended April 30, 2013 and 2012, were $154,732, $133,907, $37,000, and $32,955 respectively.